Cover	Nov. 27, 2024
Document Information Line Items
Entity Registrant Name	Linde plc
Entity Central Index Key	0001707925
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 27, 2024
Entity File Number	001-38730
Entity Incorporation State Country Code	L2
Entity Tax Identification Number	98-1448883
Entity Address Address Line 1	Forge
Entity Address Address Line 2	43 Church Street West
Entity Address Address Line 3	Woking
Entity Address City Or Town	Surrey
Entity Address Country	GB
Entity Address Postal Zip Code	GU21 6HT
City Area Code	1483
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	242200
Security 12b Title	Ordinary shares (€0.001 nominal value per share)
Trading Symbol	LIN
Security Exchange Name	NASDAQ
Other Address Member
Document Information Line Items
Entity Address Address Line 1	10 Riverview Dr.
Entity Address City Or Town	Danbury
Entity Address Country	US
Entity Address Postal Zip Code	06810
Entity Address State Or Province	CT